Derivative Instruments And Hedging Activities (Details) (USD $) In Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
Foreign currency exchange forward contract remaining terms in months, minimum	one	one
Foreign currency exchange forward contract remaining terms in months, maximum	twelve	twelve
Gains and losses recognized on foreign currency cash flow hedge ineffectiveness	$ 0	$ 0
Derivatives Designated As Hedging Instruments [Member]
Notional amount of derivative instruments	44.5	44.5
Derivatives Not Designated As Hedging Instruments [Member]
Notional amount of derivative instruments	$ 6.0	$ 6.0